Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Key Assumptions Used in Impairment Testing by CGU
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Before tax WACC	14.3	20.2	18.4	N/A	19.1
Long-term growth rate of net operating cash flows (a)	1.9	1.5	1.8	N/A	1.8

(a) The long-term growth rate is based on published industry research.

As at	March 31, 2022
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Before tax WACC	11.9	16.7	15.2	15.3	—
Long-term growth rate of net operating cash flows (a)	3.4	2.6	2.7	2.7	—

(a) The long-term growth rate is based on published industry research.

Key Assumptions in the Values of the Recoverable Amount Calculation	Varying the assumptions in the values of the recoverable amount calculations, individually as indicated below, for the year ended March 31, 2023, assuming all other variables remain constant, would result in the recoverable amounts being equal to the carrying amounts.

	Incremental increase in before tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	165	218
EPM	98	146